Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Unrealized gain on available-for-sale securities, tax	$ 2	$ 1	$ (1)